Income Tax - Schedule of Major Components of Income Tax Credit (Detail) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Current tax:
Total current tax	£ 1,915	£ 1,208	£ 5,209	£ 3,811
Deferred tax:
Income tax credit	1,911	1,204	5,198	3,797
U.K. [member]
Current tax:
In respect of current period	1,845	1,230	5,139	3,834
In respect of prior period	70	(22)	70	(22)
U.S. [member]
Current tax:
In respect of current period		0		(1)
Deferred tax:
In respect of current period	£ (4)	£ (4)	£ (11)	(13)
In respect of prior period				£ (1)